Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Tax Liabilities
Other tax liabilities, current	€ 662	€ 646
Other non-financial liabilities, current	€ 4,818	€ 5,203
Other tax liabilities as % of Other non-financial liabilities, current	14.00%	12.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 705	€ 860
Other tax liabilities as % of Other non-financial liabilities, non-current	0.00%	0.00%
Other taxes	€ 662	€ 646
Other non-financial liabilities	€ 5,523	€ 6,063
Other tax liabilities as % of Other non-financial liabilities	12.00%	11.00%